Adjusting Items Included In Profit From Operations - Summary of Carrying Values and Key Assumptions Used In Impairment Assessment (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Reynolds Goodwill | Reynolds American Inc.
Profit from Operations [Line Items]
Reynolds American Goodwill	£ 32,375
Pre-tax discount rate, Assumed	7.60%
Pre-tax discount rate, Required to reach nil headroom	8.3% +70 bps
Perpetuity growth rate, Assumed	1.00%
Perpetuity growth rate, Required to reach nil headroom	0.4% - 60 bps
Newport
Profit from Operations [Line Items]
Newport	£ 28,941
Pre-tax discount rate, Assumed	9.10%
Pre-tax discount rate, Required to reach nil headroom	9.7% +60 bps
Perpetuity growth rate, Assumed	0.75%
Perpetuity growth rate, Required to reach nil headroom	-1.5% - 225 bps
Camel
Profit from Operations [Line Items]
Newport	£ 12,241
Pre-tax discount rate, Assumed	8.70%
Pre-tax discount rate, Required to reach nil headroom	11.8% +310 bps
Perpetuity growth rate, Assumed	0.85%
Perpetuity growth rate, Required to reach nil headroom	-4.7% - 555 bps